Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing	12 Months Ended
Dec. 31, 2023 R$ / shares
B 8 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 17.21
Estimated dividends	1.28%
Approximate estimated volatility	37.06%
Risk-free weighted average interest rate	7.66%
Exit rate	8.00%
Average remaining life expectancy	5 months
C 8 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 7.69
B 9 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 15.27
Estimated dividends	1.20%
Approximate estimated volatility	37.29%
Risk-free weighted average interest rate	12.18%
Exit rate	8.00%
Average remaining life expectancy	17 months
C 9 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 7.35
B 10 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 10.33
Estimated dividends	1.31%
Approximate estimated volatility	35.32%
Risk-free weighted average interest rate	10.87%
Exit rate	8.00%
Average remaining life expectancy	29 months
C 10 [Member]
Shareholders' Equity (Details) - Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing [Line Items]
Weithted average fair value of option’s granted (in reais) (in Brazil Real per share)	R$ 3.28